STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (23,605)	$ (27,780)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	711	404
Stock-based compensation	1,237	6,680
Accretion of unamortized discount and amortization of issuance costs	2,139	1,287
Fair value adjustment of derivatives	(3,649)	45
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses and other assets	(4,307)	(992)
Accounts payable	(54)	1,851
Other liabilities	5,591	1,557
Net cash used in operating activities	(21,937)	(16,948)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Purchases of property and equipment, including internal-use software	(3,223)	(867)
Net cash used in investing activities	(3,223)	(867)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Borrowings under debt agreements, net of issuance costs	9,563	19,920
Payments under debt agreements	(3,500)	(5,000)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	24,908	18,218
Proceeds from exercise of stock options and issuance of common stock	197	192
Net cash provided by financing activities	31,168	33,330
Net change in cash, cash equivalents and restricted cash	6,008	15,515
Cash, cash equivalents and restricted cash - beginning of year	22,540	7,025
Cash, cash equivalents and restricted cash - end of year	28,548	22,540
Supplemental Cash Flow Information [Abstract]
Interest	269	196
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Carrying value of long-term debt and accrued interest converted to redeemable convertible preferred stock	14,852
Remeasurement of redeemable convertible preferred stock	$ 62,519	$ 18,798